SUBSEQUENT EVENTS (Details) (Subsequent event, Parent company of Vimicro Shenzhen, USD $)	1 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENTS
Percentage of equity interest disposed	100.00%
Land use rights	$ 980,000
Cash	6,700,000
Due from parent	2,173,000
Vimicro Tianshi
SUBSEQUENT EVENTS
Consideration from disposal of equity interest	$ 10,000,000